                                   Law Offices

                       Stradley Ronon Stevens & Young, LLP
                        1220 19th Street, N.W., Suite 600
                              Washington, DC 20036
                                  202.822.9611

                                December 11, 2007

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Subject:     Nationwide Variable Insurance Trust (the "Trust")
                      File Nos. 002-73024 and 811-03213
                      Preliminary Information Statement

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14c-5(a) under the Securities  Exchange Act of 1934, as amended,  submitted electronically via the EDGAR system, please find enclosed the preliminary  copy of the  information  statement to be furnished to shareholders  of  various  series  of the  Trust.  The  Preliminary  Information
Statement  relates to a change in  sub-adviser  approved by the Trust's Board of
Trustees pursuant to the Trust's exemptive order. We intend to file a Definitive
Information  Statement and expect to commence  mailing to  shareholders  shortly thereafter.

Please  direct any  inquiries  regarding  this filing to my  attention  at (202)
419-8416 or to Barbara A. Nugent at (215) 564-8092.

                                                Very truly yours,

                                                /s/Cillian M. Lynch
                                                Cillian M. Lynch

cc:      Allan J. Oster, Esq.